Document and Entity Information	Apr. 15, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001828723
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 15, 2025
Entity Registrant Name	Altus Power, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39798
Entity Tax Identification Number	85-3448396
Entity Address, Address Line One	2200 Atlantic Street
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	(203)
Local Phone Number	698-0090
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $.0001
Trading Symbol	AMPS
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false